Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.05%
California–93.00%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities);
Series 2011, Ref. RB	5.38%	07/01/2024	$ 2,795	$ 2,807,050
Series 2011, Ref. RB	6.13%	07/01/2026	3,420	3,435,982
Series 2012 B, Ref. RB	5.00%	07/01/2024	250	261,461
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	255	258,657
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	595	603,747
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	2,960	2,968,779
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	1,750	1,936,692
Alameda (County of), CA Redevelopment Agency; Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,025
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	130	133,786
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	60	60,182
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(b)(c)	6.38%	09/01/2021	200	203,070
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	844,928
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2027	655	715,515
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,458
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	75	75,479
California (County of), CA Tobacco Securitization Agency; Series 2020 B-1, Ref. RB	4.00%	06/01/2049	650	736,217
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	10,135	12,523,831
California (State of);
Series 1992, GO Bonds (INS - NATL)(a)	6.00%	10/01/2021	30	30,589
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,358
Series 1992, GO Bonds (INS - NATL)(a)	5.00%	11/01/2022	55	56,122
Series 1992, GO Bonds (INS - FGIC)(a)	5.00%	11/01/2022	15	15,306
Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	115	117,197
Series 1993, GO Bonds	5.90%	04/01/2023	730	743,944
Series 1994, GO Bonds	5.75%	03/01/2023	55	55,766
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,657
Series 1994, GO Bonds	6.00%	05/01/2024	5	5,122
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	90	90,871
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	50	50,717
Series 1996, GO Bonds (INS - AMBAC)(a)	5.25%	06/01/2021	50	50,000
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	110	112,887
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	15	15,394
Series 1996, Ref. GO Bonds (INS - FGIC)(a)	5.60%	09/01/2021	20	20,274
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,137
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2021	25	25,459
Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	10	10,036
Series 1997, GO Bonds	5.00%	10/01/2023	25	25,089
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	235	239,319
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,183
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,073
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,161
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,018
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,018
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,018
Series 2011, GO Bonds(b)(c)	5.25%	09/01/2021	295	298,724
Series 2011, GO Bonds(b)	5.25%	09/01/2028	705	714,079
Series 2011, GO Bonds	5.00%	10/01/2041	1,050	1,066,525
Series 2011, Ref. GO Bonds(b)	5.25%	09/01/2024	4,970	5,034,002
Series 2012, GO Bonds	5.00%	09/01/2042	1,065	1,127,344
Series 2012, Ref. GO Bonds	4.00%	09/01/2028	1,500	1,571,539
Series 2016, Ref. GO Bonds(b)	5.00%	09/01/2030	745	754,134
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2018, GO Bonds	5.25%	10/01/2039	$ 7,795	$ 9,440,565
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	6,025,035
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	6,020	7,357,863
Series 2021, GO Bonds	5.00%	12/01/2032	1,500	1,819,091
Series 2021, GO Bonds	5.00%	12/01/2034	1,500	1,817,446
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	680	691,667
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	680,822
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	245	245,194
Series 2014, Ref. RB	4.00%	06/01/2029	3,360	3,375,434
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	295	295,444
Series 2002, RB	6.00%	06/01/2042	4,735	4,742,116
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	3,865	3,870,798
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	1,200	1,488,411
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	225	225,339
California (State of) Department of Water Resources (Central Valley); Series 1972, RB	5.25%	07/01/2022	230	230,859
California (State of) Educational Facilities Authority (California College of the Arts);
Series 2012, RB(b)(c)	5.00%	06/01/2022	400	418,871
Series 2012, RB(b)	5.00%	06/01/2022	1,135	1,188,545
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	866,305
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	75	75,217
California (State of) Health Facilities Financing Authority; Series 2014 A, RB	5.00%	10/01/2029	500	575,398
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2013 A, RB	4.00%	03/01/2027	2,140	2,272,768
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	2,087,139
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	3,544,855
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	2,010,925
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,443,784
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,043
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,029
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	10	10,025
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	6,000	6,996,701
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 D, Ref. RB(b)(c)	5.00%	08/15/2021	2,700	2,726,870
Series 2011 D, Ref. RB(b)(c)	5.25%	08/15/2021	11,045	11,160,515
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	2,261,665
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,764,765
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,879,082
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	5,610,479
California (State of) Housing Finance Agency;
Series 2004 C, VRD RB (INS - AGM)(a)(d)	0.03%	02/01/2037	75	75,000
Series 2019 A-1, RB	4.25%	01/15/2035	4,874	5,913,227
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,807,316
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	925,302
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,080,242
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	873,702
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,071,050
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	$ 5,000	$ 5,819,773
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,146,988
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	335	366,141
Series 2013, RB	5.00%	10/01/2030	465	507,276
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,893,647
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	8,015,907
Series 2018, RB	5.00%	05/15/2037	2,500	3,045,868
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,668,882
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,510,856
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,577,764
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,368,609
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,688,762
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	4,155,448
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	4,253,146
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,420,881
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,811,461
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,592,381
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(b)(c)	5.00%	01/01/2022	190	195,187
Series 2011, RB	5.00%	01/01/2028	40	41,009
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2033	8,385	10,350,743
Series 2018 A, RB(e)	5.00%	12/31/2034	6,500	8,009,323
Series 2018, RB(e)	5.00%	12/31/2035	2,700	3,320,651
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	491,123
Series 2015, RB	5.00%	11/01/2035	1,100	1,220,234
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,187,625
Series 2017 A, RB	5.25%	11/01/2029	750	901,952
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,904,871
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	2,059,949
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(e)	4.00%	07/15/2029	1,100	1,276,785
California (State of) Pollution Control Finance Authority; Series 2012, RB(e)(f)	5.00%	07/01/2030	5,000	5,366,333
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(e)(f)(g)	7.00%	07/01/2022	1,000	650,000
Series 2017, RB(e)(f)(g)	7.50%	07/01/2032	4,000	2,600,000
Series 2020, RB(e)(f)	7.50%	07/01/2032	630	587,883
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,819,744
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(e)	5.50%	12/01/2026	1,030	1,032,235
California (State of) Public Finance Authority;
Series 2019 A, RB(f)	6.25%	07/01/2054	3,000	3,445,552
Series 2020 A, RB(f)	4.25%	07/01/2030	1,415	1,505,667
California (State of) Public Finance Authority (Enso Village);
Series 2021 B-3, RB(f)	2.13%	11/15/2027	1,000	1,008,235
Series 2021, RB(f)	3.13%	05/15/2029	1,000	1,010,168
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(f)	5.00%	11/15/2036	500	573,701
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	600	645,796
California (State of) Public Works Board; Series 2022 A, Ref. RB	5.00%	08/01/2035	3,540	4,540,395
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	$ 15	$ 15,054
Series 2004 B, RB	5.13%	06/01/2029	45	45,162
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,178
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,014
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,177
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB(b)	5.75%	10/01/2031	2,000	2,037,062
California (State of) Public Works Board (Department of Mental Health); Series 2003 B, RB	5.25%	04/01/2023	10	10,037
California (State of) Public Works Board (Judicial Council of California);
Series 2011 D, RB(b)	5.25%	12/01/2026	3,000	3,076,171
Series 2013 A, RB	5.00%	03/01/2026	875	948,143
California (State of) Public Works Board (Trustees of the California State University); Series 2010 B-1, RB	5.13%	03/01/2023	2,000	2,007,218
California (State of) Public Works Board (Various Capital);
Series 2012 A, RB(b)	5.00%	04/01/2026	275	286,152
Series 2012 G, Ref. RB	5.00%	11/01/2030	450	480,342
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(f)	5.00%	10/01/2022	335	344,946
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(f)	5.50%	07/01/2027	1,225	1,383,862
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,986,898
California (State of) Statewide Communities Development Authority;
Series 2005 D, RB (INS - AGM)(a)	4.25%	10/01/2021	15	15,045
Series 2020 B, RB	4.00%	09/02/2022	75	77,840
Series 2020 B, RB	4.00%	09/02/2023	205	218,209
Series 2020 B, RB	4.00%	09/02/2024	215	233,953
Series 2020 B, RB	4.00%	09/02/2025	225	249,477
Series 2020 B, RB	4.00%	09/02/2026	230	259,238
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	5.13%	07/01/2022	135	135,443
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(e)	6.35%	09/01/2021	25	25,040
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,040,731
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	206,483
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(e)	5.20%	06/01/2036	855	856,894
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	900	978,083
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,018
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(e)	6.75%	09/01/2037	45	45,062
California (State of) Statewide Communities Development Authority (Sherman Oaks); Series 1998 A, RB (INS - AMBAC)(a)	5.00%	08/01/2022	740	745,902
California (State of) Statewide Communities Development Authority (Sutter Health); Series 2011 C, RB(b)(c)	5.00%	08/15/2021	1,160	1,171,665
California (State of) Statewide Communities Development Authority (Total Road Improvement Program);
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	515	541,109
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	545	572,630
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	490	514,842
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	575	604,151
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	605	635,672
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2012, Ref. RB	5.38%	05/15/2038	1,000	1,003,282
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC);
Series 2012, Ref. RB	5.13%	05/15/2031	310	311,019
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,774,071
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	5.63%	05/01/2029	$ 723	$ 725,855
Series 2002 A, RB	6.00%	05/01/2037	3,395	3,408,414
Series 2002 B, RB	5.63%	05/01/2029	330	331,303
California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	4,143,787
California Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,949,355
Calimesa (City of), CA; Series 2020, RB	4.00%	09/01/2037	415	473,690
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	10	10,110
Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	15	15,246
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2033	1,500	1,801,463
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2034	1,000	1,199,371
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	232,941
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,013
Cerritos Community College District (Election of 2018); Series 2019 A, GO Bonds	4.00%	06/01/2043	5,000	5,806,067
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,450,587
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,509,554
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	1,061,405
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,119,062
Cloverdale Unified School District; Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	4,409,872
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,038
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	175	175,709
Compton Community College District;
Series 2012, Ref. GO Bonds	5.00%	07/01/2021	1,895	1,902,393
Series 2012, Ref. GO Bonds	5.00%	07/01/2023	1,310	1,377,437
Coronado Community Development Agency Successor Agency; Series 2018 A, Ref. RB	5.00%	09/01/2033	2,855	3,314,036
Cudahy (City of), CA Community Development Commission Successor Agency (City-Wide Redevelopment);
Series 2011 A, RB(b)	7.25%	10/01/2021	130	133,062
Series 2011 A, RB(b)(c)	7.75%	10/01/2021	315	322,940
Series 2011 B, RB(b)	7.00%	10/01/2021	185	189,205
Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	10	10,024
Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	1,051,234
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	09/01/2030	1,215	1,490,784
Dinuba (City of), CA Redevelopment Agency; Series 2011 A, Ref. RB(b)(c)	5.75%	09/01/2021	170	172,334
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	50	50,282
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	657,824
Series 2012, Ref. RB	5.00%	09/01/2027	790	837,681
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,653,523
Eureka (City of), CA Public Financing Authority; Series 2011, RB	5.00%	10/01/2041	3,000	3,043,262
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	351,568
Series 2017, RB	5.00%	09/01/2029	175	213,525
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	821,895
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,213,899
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	605,628
Galt (City of), CA Redevelopment Agency; Series 2011, RB	7.38%	09/01/2033	400	406,614
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	500	521,210
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	1,850	2,296,178
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	6,560	8,085,088
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	2,090	2,556,441
Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	10	10,138
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	$ 3,220	$ 3,277,807
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,305
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,058,519
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,118,646
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,306,719
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	15	15,052
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	15	15,053
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,914,473
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	8,670	8,971,000
Irvine (City of), CA; Series 2014, RB	5.00%	09/01/2039	1,000	1,120,863
Irvine (City of), CA (Reassessment District No. 13-1); Series 2012, RB	5.00%	09/02/2025	710	785,165
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1); Series 2014, RB	5.00%	09/01/2044	500	558,004
Jurupa (City of), CA Community Services District; Series 2013 A, RB	5.00%	09/01/2042	1,000	1,045,115
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,130,263
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	115,295
Series 2021 A, RB	4.00%	09/01/2033	100	114,894
Series 2021 A, RB	4.00%	09/01/2034	165	189,198
Series 2021 A, RB	4.00%	09/01/2036	180	205,662
Series 2021 A, RB	4.00%	09/01/2038	385	437,676
Series 2021 A, RB	4.00%	09/01/2039	135	153,207
Series 2021 A, RB	4.00%	09/01/2040	140	158,206
La Canada Unified School District; Series 2020 B, GO Bonds	4.00%	08/01/2037	1,000	1,182,763
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	20	20,228
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	560	561,647
Livermore-Amador Valley Water Management Agency; Series 2011, Ref. RB	5.00%	08/01/2024	5,660	5,705,305
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	2,000	2,079,596
Lodi Unified School District; Series 2017, GO Bonds	4.00%	08/01/2041	3,740	4,350,244
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	972,004
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	35	35,100
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,607,555
Series 2007 A, RB	5.50%	11/15/2037	100	150,169
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,116
Los Angeles (City of), CA; Series 2012 C, Ref. RB	5.00%	06/01/2025	800	838,452
Los Angeles (City of), CA (FHA Insured Mortgage Loans - Section 8 Assisted);
Series 1993 1, Ref. RB (INS - NATL)(a)	6.50%	07/01/2022	5	5,021
Series 1993 II-A, Ref. RB (INS - NATL)(a)	5.35%	07/01/2022	5	5,017
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	25	25,227
Los Angeles (City of), CA Department of Airports; Series 2018 B, Ref. RB(e)	5.00%	05/15/2034	1,000	1,260,233
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(e)	5.25%	05/15/2038	3,565	4,491,968
Series 2018 D, Ref. RB(e)	5.00%	05/15/2030	9,000	11,527,169
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2043	285	299,193
Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	6,228,343
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds);
Series 2020 A, RB	4.00%	06/01/2035	1,000	1,236,627
Series 2020 A, RB	4.00%	06/01/2036	1,000	1,232,125
Series 2020 A, RB	4.00%	06/01/2037	3,750	4,606,162
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds);
Series 2020 A, RB	4.00%	12/01/2039	3,000	3,664,689
Series 2020 A, RB	4.00%	12/01/2040	4,000	4,874,782
Los Angeles (Port of), LA; Series 2011 B, Ref. RB	5.00%	08/01/2024	250	251,968
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles Community College District; Series 2016, Ref. GO Bonds	4.00%	08/01/2037	$ 3,000	$ 3,489,961
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2039	5,005	6,077,763
Series 2020 C, GO Bonds	4.00%	07/01/2040	6,625	8,004,749
Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	456,568
Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	430	433,334
Madera (County of), CA Board of Education; Series 2011, Ref. COP(b)(c)	6.13%	10/01/2021	325	331,458
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,417,999
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	394,607
Series 2018 B, RB	5.00%	09/01/2033	250	288,917
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	20	20,016
Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	185	190,147
Modesto (City of), CA Irrigation District; Series 2011 C, Ref. RB(b)(c)	5.00%	07/01/2021	500	501,977
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,052,221
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	369,513
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	588,321
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	655,249
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	553,631
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	702,281
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2035	1,000	1,190,875
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,026
M-S-R Public Power Agency; Series 1991 E, RB(b)	6.00%	07/01/2022	25	25,856
Municipal Improvement Corp. of Los Angeles; Series 2020 B, RB	5.00%	11/01/2040	1,985	2,579,526
Napa Valley Unified School District; Series 2019 C, GO Bonds (INS -AGM)(a)	4.00%	08/01/2040	3,500	4,025,791
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	5,516,687
Northern California Tobacco Securitization Authority; Series 2021 B1, Ref. RB	4.00%	06/01/2049	1,750	2,016,069
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	835	837,185
Oakland (Port of), CA; Series 2012 P, Ref. RB(e)	5.00%	05/01/2033	1,000	1,044,275
Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	6,057,227
Oakland Unified School District (Election of 2006); Series 2012 A, GO Bonds	5.00%	08/01/2022	410	424,108
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	748,717
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	812,083
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	874,105
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB	5.00%	10/01/2028	1,495	1,587,040
Oxnard (City of), CA Financing Authority;
Series 2011, Ref. RB(b)(c)	5.30%	06/01/2021	50	50,000
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,255,944
Palo Alto (City of), CA;
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2021	85	85,000
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	15	15,376
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,895,048
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	216,688
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	239,972
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	2,377,961
Poway Unified School District Public Financing Authority;
Series 2013, RB	5.00%	09/15/2025	845	935,282
Series 2013, RB	5.00%	09/15/2029	1,180	1,303,786
Rancho California Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2039	3,200	3,899,368
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,806,539
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	$ 10	$ 10,096
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,173
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	10	10,068
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,074
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	722,374
Regents of the University of California; Series 2013 AI, RB	5.00%	05/15/2038	900	979,095
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	6,530	7,790,728
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	318,605
Series 2012, Ref. RB	5.00%	09/02/2024	335	338,721
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	202,874
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,749,854
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,231,345
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	450	474,155
Riverside (County of), CA Community Facilities Districts (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,135,346
Riverside Unified School District;
Series 2020, RB	4.00%	09/01/2034	500	571,726
Series 2020, RB	4.00%	09/01/2037	500	568,483
Series 2020, RB	4.00%	09/01/2040	350	395,295
Series 2021, RB	4.00%	09/01/2035	295	331,972
Series 2021, RB	4.00%	09/01/2036	305	342,694
Series 2021, RB	4.00%	09/01/2037	320	358,788
Series 2021, RB	4.00%	09/01/2038	330	369,335
Series 2021, RB	4.00%	09/01/2039	345	385,245
Series 2021, RB	4.00%	09/01/2040	190	211,973
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	400,825
Series 2013, RB	5.00%	09/01/2026	440	482,171
Series 2013, RB	5.00%	09/01/2027	405	442,133
Series 2013, RB	5.00%	09/01/2028	500	544,323
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	265,659
Series 2020, RB	4.00%	09/01/2035	275	309,811
Series 2020, RB	4.00%	09/01/2037	320	358,988
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2023	80	86,434
Series 2007, RB	5.00%	02/15/2024	265	297,578
Series 2007, RB	5.00%	02/15/2025	100	115,876
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,464,968
Series 2019, RB	4.00%	06/01/2037	1,760	2,024,199
Sacramento (City of), CA Financing Authority;
Series 1999 A, RB	6.25%	09/01/2023	230	233,553
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,987,395
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	917,623
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	847,308
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	490,782
Sacramento (City of), CA Municipal Utility District;
Series 2012 Y, Ref. RB	5.00%	08/15/2026	660	698,597
Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,454,335
Sacramento (County of), CA;
Series 1991 A, RB(b)(e)	7.25%	10/01/2023	2,185	2,363,060
Series 2018 C, Ref. RB(e)	5.00%	07/01/2037	2,200	2,696,298
Series 2018 C, Ref. RB(e)	5.00%	07/01/2038	3,800	4,648,128
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2021	$ 795	$ 797,645
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	556,822
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	431,356
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(e)	5.25%	06/01/2027	270	270,391
Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,015
Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,044
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	50	50,183
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	250	250,937
Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	202,178
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(e)	7.88%	07/01/2025	15	15,068
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	332,281
San Bernardino Joint Powers Financing Authority;
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2022	50	53,485
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	78,625
San Buenaventura (City of), CA; Series 2007 E, COP(b)(c)	4.75%	06/03/2021	100	100,013
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(b)(c)	6.50%	12/01/2021	2,500	2,577,338
Series 2011, RB(b)(c)	7.50%	12/01/2021	1,000	1,035,849
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2021	165	166,635
Series 2013, Ref. RB	5.00%	09/02/2022	165	166,580
Series 2013, Ref. RB	5.00%	09/02/2023	175	176,637
Series 2013, Ref. RB	5.00%	09/02/2024	185	186,673
Series 2013, Ref. RB	5.00%	09/02/2025	190	191,591
Series 2013, Ref. RB	5.13%	09/02/2026	205	206,745
Series 2013, Ref. RB	5.13%	09/02/2027	215	216,766
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,838
Series 2013, Ref. RB	5.38%	09/02/2029	240	241,957
Series 2013, Ref. RB	5.38%	09/02/2030	250	252,028
Series 2013, Ref. RB	5.50%	09/02/2031	260	262,120
Series 2013, Ref. RB	5.50%	09/02/2032	280	282,261
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	597,462
Series 2013, Ref. RB	5.00%	09/01/2027	610	664,927
Series 2013, Ref. RB	5.00%	09/01/2028	640	695,836
Series 2013, Ref. RB	5.00%	09/01/2030	720	779,205
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,480,354
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,182,389
San Diego (City of), CA Redevelopment Agency Successor Agency; Series 2003 B, RB	5.25%	09/01/2026	95	95,349
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(e)	5.00%	07/01/2026	1,520	1,663,913
Series 2017 B, RB(e)	5.00%	07/01/2037	1,000	1,214,640
Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,581,529
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,287
San Diego (County of), CA Water Authority (Green Bonds); Series 2021 B, Ref. RB	4.00%	05/01/2035	4,000	5,067,954
San Francisco (City & County of), CA;
Series 2012 D, GO Bonds	5.00%	06/15/2024	1,175	1,234,917
Series 2017 B, COP	4.00%	04/01/2042	2,250	2,515,464
Series 2021 A, COP	4.00%	04/01/2038	5,010	5,989,579
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	20	20,807
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2013 A, RB(e)	5.50%	05/01/2028	3,330	3,647,311
Series 2018 D, RB(e)	5.25%	05/01/2048	8,000	9,915,982
Series 2019 A, RB(e)	5.00%	05/01/2037	8,000	10,021,420
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2018 A, RB	4.00%	10/01/2043	$10,000	$ 11,624,923
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 A, Ref. RB	5.00%	08/01/2023	500	527,746
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	557,407
San Francisco Bay Area Rapid Transit District;
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,954,232
Series 2019 A, RB	4.00%	07/01/2039	2,075	2,416,051
San Francisco Community College District; Series 2020 A, GO Bonds	4.00%	06/15/2045	3,045	3,609,292
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	1,122,970
San Jose (City of), CA;
Series 2017 A, Ref. RB(e)	5.00%	03/01/2035	500	604,279
Series 2017 A, Ref. RB(e)	5.00%	03/01/2036	1,000	1,206,497
Series 2017 A, Ref. RB(e)	5.00%	03/01/2037	1,250	1,505,095
San Jose (City of), CA (Almaden Senior Housing Apartments); Series 2001 G, RB(c)(e)	5.35%	07/15/2022	205	205,158
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.10%	01/01/2031	25	25,014
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,870	1,874,636
San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	15	15,039
Santa Barbara (County of), CA; Series 2018 B, COP(e)	5.25%	12/01/2032	9,600	12,197,110
Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	7,000	8,114,974
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.70%	08/01/2021	5	5,016
Series 2001 A, RB(e)	5.85%	08/01/2031	1,715	1,720,937
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,912
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	673,404
Series 2012, Ref. RB	5.00%	11/15/2024	325	344,185
Series 2012, Ref. RB	5.00%	11/15/2025	925	977,288
Series 2012, Ref. RB	5.00%	11/15/2027	785	826,596
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,229,227
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	20	20,019
Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	778,848
Series 2013, Ref. RB	5.00%	09/01/2026	770	842,711
Series 2013, Ref. RB	5.00%	09/01/2027	830	905,904
Series 2013, Ref. RB	5.00%	09/01/2028	895	973,711
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	751,860
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	298,530
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	1,390	1,393,181
Sequoia Healthcare District; Series 1993, RB(b)	5.38%	08/15/2023	5	5,296
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development);
Series 2003, Ref. RB (INS - NATL)(a)	5.25%	09/01/2021	25	25,093
Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,080
Sonora Union High School District; Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,133,461
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,350,235
South Tahoe Joint Powers Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	537,569
Southern California Public Power Authority; Series 1992, RB	5.75%	07/01/2021	20	20,082
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,499,178
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,554,018
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	2,303,705
Series 2019, Ref. RB	5.00%	06/01/2048	7,335	8,995,307
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	260	262,059
Sulphur Springs Union School District; Series 2013 A, Ref. RB	4.13%	09/01/2033	20	20,547
Sunnyvale (City of), CA; Series 1998 A, Ref. COP (INS - AMBAC)(a)	5.00%	10/01/2022	10	10,035
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	$ 300	$ 332,567
Series 2013, RB	5.00%	10/01/2026	415	459,845
Series 2013, RB	5.00%	10/01/2027	700	775,297
Series 2013, RB	5.00%	10/01/2028	1,465	1,621,137
Series 2013, RB	5.00%	10/01/2029	1,490	1,647,331
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements); Series 2012, Ref. RB	5.25%	09/01/2028	825	867,806
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	30	30,358
Series 2002, RB	6.25%	09/01/2032	25	25,078
Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	3,635	3,730,181
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,211
Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	463,539
Series 2013, Ref. RB	5.00%	09/01/2025	445	489,730
Series 2013, Ref. RB	5.00%	09/01/2026	470	517,047
Series 2013, Ref. RB	5.00%	09/01/2027	490	537,695
Series 2013, Ref. RB	5.00%	09/01/2028	515	563,311
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency; Series 2011 A-4, RB(b)(c)	7.13%	09/01/2021	125	127,147
Ukiah (City of), CA Redevelopment Agency; Series 2011 A, RB(b)(c)	6.50%	06/01/2021	250	250,000
University of California;
Series 2012, RB(b)(c)	5.00%	05/15/2022	30	31,400
Series 2012, RB(b)	5.00%	05/15/2024	1,120	1,171,437
Series 2021 BH, Ref. RB	4.00%	05/15/2041	8,000	9,789,418
University of California (Limited);
Series 2012, RB(b)(c)	5.00%	05/15/2022	10	10,467
Series 2012, RB(b)(c)	5.00%	05/15/2022	15	15,700
Series 2012, RB(b)	5.00%	05/15/2026	405	423,560
Series 2012, RB(b)	5.00%	05/15/2027	310	324,207
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	125	125,620
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	30	30,238
Series 2003 A, RB	6.13%	09/01/2034	30	30,203
Vernon (City of), CA; Series 2012 A, RB	5.13%	08/01/2033	850	885,503
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	25	25,078
Vista Unified School District; Series 1998, COP (INS - AGM)(a)	5.13%	05/01/2023	5	5,098
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,017
West Hollywood (City of), CA Community Development Department (East Side Redevelopment);
Series 2011 A, RB	7.00%	09/01/2026	875	890,761
Series 2011 A, RB	7.25%	09/01/2031	1,000	1,017,947
Western Riverside Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,575,809
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	917,153
Yuba (County of), CA;
Series 2015, COP(b)(c)	5.00%	06/07/2021	165	165,112
Series 2015, COP(b)(c)	5.00%	06/07/2021	180	180,123
Series 2015, COP(b)(c)	5.00%	06/07/2021	200	200,136
Series 2015, COP(b)(c)	5.00%	06/07/2021	155	155,106
Series 2015, COP(b)(c)	5.00%	06/07/2021	170	170,116
Series 2015, COP(b)(c)	5.00%	06/07/2021	190	190,130
				707,692,654
Puerto Rico–3.64%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		5,359	5,392,018
Series 2002, RB	5.50%	05/15/2039		3,000	3,071,640
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	$ 370	$ 381,662
Series 2006, Ref. GO Bonds(g)	5.00%	07/01/2022	200	178,750
Series 2009 A, Ref. GO Bonds(g)	5.63%	07/01/2031	560	506,100
Series 2011 E, Ref. GO Bonds(g)	6.00%	07/01/2029	2,000	1,795,000
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030	100	87,625
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	35	37,623
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	175	177,436
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	481,985
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	3,690	3,749,918
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	530,853
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	102,087
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,638
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	467,210
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 G, RB (INS - FGIC)(a)(i)	5.00%	07/01/2022	70	65,975
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	179,696
Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	615,300
Series 2005 L, Ref. RB (INS - FGIC)(a)(i)	5.25%	07/01/2022	1,000	942,500
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(e)	6.63%	06/01/2026	2,365	2,447,775
Series 2012, Ref. RB	5.00%	10/01/2021	50	50,545
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/2022	100	101,595
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	40	40,431
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(g)	6.00%	08/01/2024	600	8,700
Series 2011 B, RB(g)	6.00%	08/01/2025	1,400	20,300
Series 2011 B, RB(g)	6.00%	08/01/2026	3,300	47,850
Series 2011 B, RB(g)	5.50%	08/01/2031	1,750	25,375
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,465,893
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,495
Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,628
Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	1,182
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,497
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,704
Series 2019 A-2, RB	4.54%	07/01/2053	46	51,021
Series 2019 A-2, RB	4.78%	07/01/2058	620	696,633
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	102,087
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	310,275
Series 2006 Q, RB	5.00%	06/01/2021	540	540,000
				27,715,002
Guam–0.31%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036		1,160	1,348,614
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021		150	152,295
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2022		155	164,499
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025		265	280,848
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026		225	238,336
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027		155	164,108
					2,348,700
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2022		$ 25	$ 25,356
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023		300	304,585
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024		90	91,370
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025		170	172,577
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026		125	126,893
					720,781
TOTAL INVESTMENTS IN SECURITIES(j)–97.05% (Cost $712,804,571)					738,477,137
OTHER ASSETS LESS LIABILITIES–2.95%					22,479,400
NET ASSETS–100.00%					$760,956,537
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(e)	Security subject to the alternative minimum tax.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $23,906,868, which represented 3.14% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $5,919,700, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co.	5.78%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term California Municipal Fund